Income Taxes (Tables)	12 Months Ended
Dec. 31, 2014
Schedule of Components of Income Tax Expense (Benefit)

The details of income tax (benefit) expense are as follows:

Puget Energy	Year Ended December 31,
(Dollars in Thousands)	2014	2013	2012
Charged to operating expenses:
Current:
Federal	$—	$—	$4,268
State	—	—	—
Deferred:
Federal	57,152	122,559	100,701
State	(167)	(151)	(244)

Total income tax expense	$56,985	$122,408	$104,725

Schedule of Effective Income Tax Rate Reconciliation

Puget Energy	Year Ended December 31,
(Dollars in Thousands)	2014	2013	2012
Income taxes at the statutory rate	$80,087	$142,847	$132,491

Increase (decrease):
Production tax credit	(23,073)	(22,414)	(22,188)
AFUDC excluded from taxable income	(3,790)	(9,406)	(16,543)
Capitalized interest	2,947	7,294	9,757
Utility plant differences	7,090	9,527	8,674
Treasury grant amortization	(8,808)	(7,651)	(1,007)
Tenaska gas contract	—	1	(4,687)
Other—net	2,532	2,210	(1,772)

Total income tax expense	$56,985	$122,408	$104,725

Effective tax rate	24.9%	30.0%	27.7%

Schedule of Deferred Tax Assets and Liabilities

The Company’s deferred tax liability at December 31, 2014 and 2013 is composed of amounts related to the following types of temporary differences:

Puget Energy	At December 31,
(Dollars in Thousands)	2014	2013
Utility plant and equipment	$1,720,730	$1,625,107
Regulatory asset for income taxes	95,432	146,867
Fair value of debt instruments	73,606	76,991
Other deferred tax liabilities	200,124	202,189

Subtotal deferred tax liabilities	2,089,892	2,051,154

Net operating loss carryforward	(417,684)	(374,606)
Production tax credit carryforward	(158,604)	(135,531)
Regulatory liability on production tax credit	(84,344)	(71,880)
Fair value of derivative instruments	(36,227)	(7,166)
Other deferred tax assets	(32,121)	(60,970)

Subtotal deferred tax assets	(728,980)	(650,153)

Total	$1,360,912	$1,401,001

Schedule of Deferred Income Taxes by Balance Sheet Location

The above amounts have been classified in the Consolidated Balance Sheets as follows:

Puget Energy	At December 31
(Dollars in Thousands)	2014	2013
Current deferred taxes	$(161,445)	$(86,004)
Non-current deferred taxes	1,522,357	1,487,005

Total	$1,360,912	$1,401,001

Subsidiaries [Member]
Schedule of Components of Income Tax Expense (Benefit)

Puget Sound Energy	Year Ended December 31,
(Dollars in Thousands)	2014	2013	2012
Charged to operating expenses:
Current:
Federal	$—	$—	$4,268
State	—	—	—
Deferred:
Federal	89,342	160,886	145,040
State	—	—	—

Total income tax expense	$89,342	$160,886	$149,308

Schedule of Effective Income Tax Rate Reconciliation

Puget Sound Energy	Year Ended December 31,
(Dollars in Thousands)	2014	2013	2012
Income taxes at the statutory rate	$114,084	$180,955	$176,917

Increase (decrease):
Production tax credit	(23,073)	(22,414)	(22,188)
AFUDC excluded from taxable income	(3,790)	(9,406)	(16,543)
Capitalized interest	2,947	7,294	9,757
Utility plant differences	7,090	9,527	8,674
Treasury grant amortization	(8,808)	(7,651)	(1,007)
Tenaska gas contract	—	1	(4,687)
Other—net	892	2,580	(1,615)

Total income tax expense	$89,342	$160,886	$149,308

Effective tax rate	27.4%	31.1%	29.5%

Schedule of Deferred Tax Assets and Liabilities

Puget Sound Energy	At December 31,
(Dollars In Thousands)	2014	2013
Utility plant and equipment	$1,720,730	$1,625,107
Regulatory asset for income taxes	94,913	146,350
Other deferred tax liabilities	171,380	131,977

Subtotal deferred tax liabilities	1,987,023	1,903,434

Net operating loss carryforward	(181,514)	(173,068)
Production tax credit carryforward	(158,604)	(135,531)
Regulatory liability on production tax credit	(84,344)	(71,880)
Fair value of derivative instruments	(39,067)	(9,988)
Other deferred tax assets	(82,084)	(69,175)

Subtotal deferred tax assets	(545,613)	(459,642)

Total	$1,441,410	$1,443,792

Schedule of Deferred Income Taxes by Balance Sheet Location

Puget Sound Energy	At December 31
(Dollars in Thousands)	2014	2013
Current deferred taxes	$(208,447)	$(141,058)
Non-current deferred taxes	1,649,857	1,584,850

Total	$1,441,410	$1,443,792